Intangible Assets, Net (Details) - MXN ($)			12 Months Ended
	Apr. 07, 2022	Jul. 28, 2017	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets, Net [Line Items]
Amortized useful lives	12 years	10 years
Intangible assets for brands and logo rights			$ 465	$ 489	$ 626
Bottom of range [member]
Intangible Assets, Net [Line Items]
Estimated useful life			10 years
Top of range [member]
Intangible Assets, Net [Line Items]
Estimated useful life			30 years
Brand names [member]
Intangible Assets, Net [Line Items]
Carring amount of intangible asset			$ 253.000
Goodwill and indefinite-lived intangible assets			110.2106
Indefinite-lived intangible assets			849.106
Goodwill [member]
Intangible Assets, Net [Line Items]
Carring amount of intangible asset			849.106
Goodwill and indefinite-lived intangible assets			159.9718
Indefinite-lived intangible assets			$ 125.0132